Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments of Operating Leases with Terms in Excess of One Year

As of December 31, 2012, the future minimum payments required under all operating leases with terms in excess of one year were as follows:

For the year ending December 31,	Amount
2013	79,164
2014	79,164
2015	79,164
2016	19,791
2017	—

$257,283